Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BondBloxx ETF Trust
Entity Central Index Key	0001879238
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000231820
Shareholder Report [Line Items]
Fund Name	BondBloxx USD High Yield Bond Industrial Sector ETF
Trading Symbol	XHYI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	Please note the Fund liquidated and terminated on May 29, 2026 (the "Liquidation Date"). Additional information about the Fund is available upon request by contacting us at 800-896-5089 or by email at Info@bondbloxxetf.com.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Industrial Sector ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
AssetsNet	$ 15,106,076
Holdings Count | Holding	489
Advisory Fees Paid, Amount	$ 56,020
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$15,106,076
# of Portfolio Holdings	489
Total Advisory Fees Paid During Reporting Period	$56,020
Portfolio Turnover Rate	16%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	400,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C606
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Sub-Sector Breakdown (% of Net Assets)

Table Summary
Commercial Services	14.9%
Chemicals	12.3%
Building Materials	8.6%
Aerospace/Defense	8.4%
Packaging & Containers	7.7%
Mining	5.2%
Iron/Steel	4.6%
Home Builders	4.4%
Airlines	3.2%
Environmental Control	2.8%
Others	25.4%
Cash and Equivalents	2.5%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.5%
10+ Years	0.8%
7-10 Years	12.5%
5-7 Years	23.5%
3-5 Years	36.4%
2-3 Years	17.6%
0-2 Years	6.7%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
JP Morgan Chase, New York 2.98% 05/01/2026	2.66%
Quikrete Holdings, Inc. 6.38% 03/01/2032	1.18%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75% 04/20/2029	0.86%
EMRLD Borrower LP/Emerald Co.-Issuer, Inc. 6.63% 12/15/2030	0.85%
TransDigm, Inc. 6.38% 03/01/2029	0.81%
Neptune Bidco US, Inc. 9.29% 04/15/2029	0.79%
Mauser Packaging Solutions Holding Co. 7.88% 04/15/2030	0.77%
TransDigm, Inc. 6.38% 05/31/2033	0.77%
Staples, Inc. 10.75% 09/01/2029	0.70%
Allied Universal Holdco LLC 7.88% 02/15/2031	0.69%
Footnote	Description
Footnote*	Subject to change.

C000231821
Shareholder Report [Line Items]
Fund Name	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Trading Symbol	XHYT
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	Please note the Fund liquidated and terminated on May 29, 2026 (the "Liquidation Date"). Additional information about the Fund is available upon request by contacting us at 800-896-5089 or by email at Info@bondbloxxetf.com.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[2]
AssetsNet	$ 17,041,095
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 77,932
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$17,041,095
# of Portfolio Holdings	315
Total Advisory Fees Paid During Reporting Period	$77,932
Portfolio Turnover Rate	21%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	500,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C507
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Sub-Sector Breakdown (% of Net Assets)

Table Summary
Media	36.6%
Telecommunications	27.5%
Software	12.5%
Internet	5.6%
Advertising	3.0%
Computers	2.7%
Entertainment	2.6%
Semiconductors	2.5%
Commercial Services	1.4%
Electronics	1.4%
Others	1.8%
Cash and Equivalents	2.4%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.4%
10+ Years	7.6%
7-10 Years	11.5%
5-7 Years	18.9%
3-5 Years	40.4%
2-3 Years	12.0%
0-2 Years	7.2%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
EchoStar Corp. 10.75% 11/30/2029	1.91%
Meridian Arc Holdco LLC 6.25% 04/30/2031	1.82%
Citibank, New York 2.98% 05/01/2026	1.38%
Cloud Software Group, Inc. 6.50% 03/31/2029	1.25%
Cloud Software Group, Inc. 9.00% 09/30/2029	1.24%
SV RNO Property Owner 1 LLC 5.88% 03/01/2031	1.18%
DISH Network Corp. 11.75% 11/15/2027	1.15%
Nexstar Media, Inc. 6.50% 09/15/2033	1.12%
WULF Compute LLC 7.75% 10/15/2030	1.08%
Core Scientific Finance I LLC 7.75% 05/15/2031	1.05%
Footnote	Description
Footnote*	Subject to change.

C000231819
Shareholder Report [Line Items]
Fund Name	BondBloxx USD High Yield Bond Healthcare Sector ETF
Trading Symbol	XHYH
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	Please note the Fund liquidated and terminated on May 29, 2026 (the "Liquidation Date"). Additional information about the Fund is available upon request by contacting us at 800-896-5089 or by email at Info@bondbloxxetf.com.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Healthcare Sector ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[3]
AssetsNet	$ 9,778,630
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 34,984
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$9,778,630
# of Portfolio Holdings	132
Total Advisory Fees Paid During Reporting Period	$34,984
Portfolio Turnover Rate	24%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	275,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C408
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Sub-Sector Breakdown (% of Net Assets)

Table Summary
Healthcare-Services	57.9%
Pharmaceuticals	20.0%
Healthcare-Products	7.1%
Commercial Services	5.1%
Biotechnology	3.0%
Cosmetics/Personal Care	2.9%
Software	2.0%
Cash and Equivalents	2.0%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.0%
10+ Years	4.0%
7-10 Years	6.2%
5-7 Years	26.0%
3-5 Years	39.2%
2-3 Years	16.0%
0-2 Years	6.6%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
1261229 BC Ltd. 10.00% 04/15/2032	4.81%
Citibank, New York 2.98% 05/01/2026	3.16%
Centene Corp. 4.63% 12/15/2029	2.49%
DaVita, Inc. 4.63% 06/01/2030	2.06%
Medline Borrower LP 5.25% 10/01/2029	1.93%
CVS Health Corp. 7.00% 03/10/2055	1.86%
AthenaHealth Group, Inc. 6.50% 02/15/2030	1.75%
Centene Corp. 2.45% 07/15/2028	1.69%
CHS/Community Health Systems, Inc. 10.88% 01/15/2032	1.64%
Organon & Co./Organon Foreign Debt Co.-Issuer BV 4.13% 04/30/2028	1.60%
Footnote	Description
Footnote*	Subject to change.

C000231818
Shareholder Report [Line Items]
Fund Name	BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Trading Symbol	XHYF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	Please note the Fund liquidated and terminated on May 29, 2026 (the "Liquidation Date"). Additional information about the Fund is available upon request by contacting us at 800-896-5089 or by email at Info@bondbloxxetf.com.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[4]
AssetsNet	$ 10,267,412
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 42,243
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$10,267,412
# of Portfolio Holdings	268
Total Advisory Fees Paid During Reporting Period	$42,243
Portfolio Turnover Rate	20%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	275,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C309
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Sub-Sector Breakdown (% of Net Assets)

Table Summary
Diversified Financial Services	37.5%
Insurance	22.1%
Real Estate Investment Trusts (REITS)	19.9%
Commercial Services	4.7%
Investment Companies	4.7%
Trucking & Leasing	1.8%
Software	1.6%
Banks	1.4%
Computers	1.2%
Advertising	1.1%
Others	1.8%
Cash and Equivalents	2.2%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.2%
Defaulted	0.2%
10+ Years	2.6%
7-10 Years	7.9%
5-7 Years	27.0%
3-5 Years	37.0%
2-3 Years	13.9%
0-2 Years	9.2%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
Asurion LLC/Asurion Co.-Issuer, Inc. 8.00% 12/31/2032	1.73%
HUB International Ltd. 7.25% 06/15/2030	1.71%
Asurion LLC/Asurion Co.-Issuer, Inc. 8.38% 02/01/2034	1.63%
Panther Escrow Issuer LLC 7.13% 06/01/2031	1.62%
Jane Street Group/JSG Finance, Inc. 6.75% 05/01/2033	1.05%
Rocket Cos, Inc. 6.38% 08/01/2033	1.04%
HUB International Ltd. 7.38% 01/31/2032	1.00%
Block, Inc. 6.50% 05/15/2032	0.99%
Rocket Cos, Inc. 6.13% 08/01/2030	0.99%
SS&C Technologies, Inc. 5.50% 09/30/2027	0.97%
Footnote	Description
Footnote*	Subject to change.

C000231817
Shareholder Report [Line Items]
Fund Name	BondBloxx USD High Yield Bond Energy Sector ETF
Trading Symbol	XHYE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	Please note the Fund liquidated and terminated on May 29, 2026 (the "Liquidation Date"). Additional information about the Fund is available upon request by contacting us at 800-896-5089 or by email at Info@bondbloxxetf.com.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Energy Sector ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[5]
AssetsNet	$ 8,951,067
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 18,408
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$8,951,067
# of Portfolio Holdings	208
Total Advisory Fees Paid During Reporting Period	$18,408
Portfolio Turnover Rate	15%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	227,500
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	097890107
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Sub-Sector Breakdown (% of Net Assets)

Table Summary
Oil & Gas	44.5%
Pipelines	43.7%
Oil & Gas Services	7.9%
Chemicals	0.6%
Retail	0.6%
Gas	0.6%
Cash and Equivalents	2.1%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.1%
10+ Years	5.3%
7-10 Years	20.1%
5-7 Years	20.7%
3-5 Years	33.4%
2-3 Years	14.0%
0-2 Years	4.4%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
Venture Global LNG, Inc. 9.50% 02/01/2029	2.07%
Citibank, New York 2.98% 05/01/2026	1.49%
Venture Global LNG, Inc. 8.38% 06/01/2031	1.46%
Venture Global LNG, Inc. 8.13% 06/01/2028	1.43%
Venture Global LNG, Inc. 9.88% 02/01/2032	1.38%
Venture Global Plaquemines LNG LLC 6.50% 01/15/2034	1.35%
Venture Global Plaquemines LNG LLC 6.75% 01/15/2036	1.31%
Venture Global Plaquemines LNG LLC 6.13% 12/15/2030	1.15%
Venture Global LNG, Inc. 7.00% 01/15/2030	0.98%
Noble Finance II LLC 8.00% 04/15/2030	0.93%
Footnote	Description
Footnote*	Subject to change.

C000231815
Shareholder Report [Line Items]
Fund Name	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Trading Symbol	XHYC
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	Please note the Fund liquidated and terminated on May 29, 2026 (the "Liquidation Date"). Additional information about the Fund is available upon request by contacting us at 800-896-5089 or by email at Info@bondbloxxetf.com.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[6]
AssetsNet	$ 4,634,874
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 36,083
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,634,874
# of Portfolio Holdings	261
Total Advisory Fees Paid During Reporting Period	$36,083
Portfolio Turnover Rate	10%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	125,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C101
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Sub-Sector Breakdown (% of Net Assets)

Table Summary
Entertainment	20.5%
Retail	18.7%
Lodging	12.0%
Auto Parts & Equipment	11.3%
Leisure Time	11.2%
Auto Manufacturers	9.1%
Real Estate	4.9%
Internet	3.2%
Apparel	2.5%
Commercial Services	2.2%
Others	2.1%
Cash and Equivalents	2.3%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.3%
Defaulted	0.8%
10+ Years	1.3%
7-10 Years	8.1%
5-7 Years	27.8%
3-5 Years	38.0%
2-3 Years	12.3%
0-2 Years	9.4%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
JP Morgan Chase, New York 2.98% 05/01/2026	1.96%
Carnival Corp. 5.75% 08/01/2032	1.63%
Nissan Motor Co. Ltd. 4.35% 09/17/2027	1.28%
Nissan Motor Co. Ltd. 4.81% 09/17/2030	1.21%
Rakuten Group, Inc. 9.75% 04/15/2029	1.18%
Caesars Entertainment, Inc. 7.00% 02/15/2030	1.16%
Carnival Corp. 6.13% 02/15/2033	1.10%
Michaels Cos, Inc. 8.50% 03/15/2033	1.07%
Voyager Parent LLC 9.25% 07/01/2032	0.99%
PetSmart LLC/PetSmart Finance Corp. 7.50% 09/15/2032	0.98%
Footnote	Description
Footnote*	Subject to change.

C000231816
Shareholder Report [Line Items]
Fund Name	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Trading Symbol	XHYD
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	Please note the Fund liquidated and terminated on May 29, 2026 (the "Liquidation Date"). Additional information about the Fund is available upon request by contacting us at 800-896-5089 or by email at Info@bondbloxxetf.com.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[7]
AssetsNet	$ 17,189,029
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 34,974
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$17,189,029
# of Portfolio Holdings	174
Total Advisory Fees Paid During Reporting Period	$34,974
Portfolio Turnover Rate	21%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	450,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C200
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Sub-Sector Breakdown (% of Net Assets)

Table Summary
Electric	33.4%
Food	28.0%
Retail	15.5%
Housewares	6.0%
Home Furnishings	4.2%
Pharmaceuticals	1.8%
Electrical Components & Equipment	1.4%
Gas	1.3%
Beverages	1.1%
Others	5.2%
Cash and Equivalents	2.1%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.1%
Defaulted	1.4%
10+ Years	10.9%
7-10 Years	17.4%
5-7 Years	19.8%
3-5 Years	24.7%
2-3 Years	16.7%
0-2 Years	7.0%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
JP Morgan Chase, New York 2.98% 05/01/2026	3.57%
1011778 BC ULC/New Red Finance, Inc. 4.00% 10/15/2030	2.23%
NRG Energy, Inc. 6.00% 01/15/2036	1.91%
Electricite de France SA 9.13%	1.39%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 5.75% 03/31/2034	1.33%
1011778 BC ULC/New Red Finance, Inc. 3.88% 01/15/2028	1.24%
PG&E Corp. 7.38% 03/15/2055	1.20%
Talen Energy Supply LLC 6.25% 02/01/2034	1.10%
Post Holdings, Inc. 4.63% 04/15/2030	1.09%
Newell Brands, Inc. 8.50% 06/01/2028	1.06%
Footnote	Description
Footnote*	Subject to change.

C000243215
Shareholder Report [Line Items]
Fund Name	BondBloxx USD High Yield Bond Sector Rotation ETF
Trading Symbol	HYSA
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-sector-rotation-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Sector Rotation ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[8]
AssetsNet	$ 30,466,023
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$30,466,023
# of Portfolio Holdings	11
Total Advisory Fees Paid During Reporting Period	$-
Portfolio Turnover Rate	30%
Expense Ratio (excluding affiliated acquired fund fees and expenses)	0.20%Footnote Reference*
Shares Outstanding	2,030,000
Fund Launch Date	9/16/2023
Exchange	NYSE Arca, Inc.
CUSIP	09789C770
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]
Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
BondBloxx USD High Yield Bond Industrial Sector ETF	21.90%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	18.41%
BondBloxx USD High Yield Bond Energy Sector ETF	13.28%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	11.26%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	10.23%
BondBloxx USD High Yield Bond Healthcare Sector ETF	7.98%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	5.81%
BondBloxx B Rated USD High Yield Corporate Bond ETF	4.00%
BondBloxx BB Rated USD High Yield Corporate Bond ETF	4.00%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	3.06%
Footnote	Description
Footnote*	Subject to change. As of May 29, 2026, the sectors of the fixed-income securities market that the Fund seeks to allocate its assets include: BB-rated, single-B rated, and CCC-rated sectors.

C000234989
Shareholder Report [Line Items]
Fund Name	BondBloxx BB Rated USD High Yield Corporate Bond ETF
Trading Symbol	XBB
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bb-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BB Rated USD High Yield Corporate Bond ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[9]
AssetsNet	$ 452,014,542
Holdings Count | Holding	1,075
Advisory Fees Paid, Amount	$ 397,333
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$452,014,542
# of Portfolio Holdings	1,075
Total Advisory Fees Paid During Reporting Period	$397,333
Portfolio Turnover Rate	21%
Expense Ratio	0.20%Footnote Reference*
Shares Outstanding	11,025,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C705
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Consumer Cyclical	17.9%
Communications	15.2%
Consumer Non-Cyclical	14.7%
Energy	13.0%
Financial	11.8%
Industrial	11.4%
Basic Materials	5.5%
Technology	4.3%
Utilities	4.2%
Diversified	0.1%
Cash and Equivalents	1.9%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.9%
Defaulted	0.2%
10+ Years	6.7%
7-10 Years	14.6%
5-7 Years	22.4%
3-5 Years	33.6%
2-3 Years	13.2%
0-2 Years	7.4%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
Citibank, New York 2.98% 05/01/2026	1.78%
Meridian Arc Holdco LLC 6.25% 04/30/2031	0.65%
Quikrete Holdings, Inc. 6.38% 03/01/2032	0.47%
Cloud Software Group, Inc. 6.50% 03/31/2029	0.45%
SV RNO Property Owner 1 LLC 5.88% 03/01/2031	0.44%
Asurion LLC/Asurion Co.-Issuer, Inc. 8.00% 12/31/2032	0.39%
Nexstar Media, Inc. 6.50% 09/15/2033	0.39%
WULF Compute LLC 7.75% 10/15/2030	0.38%
Venture Global LNG, Inc. 9.50% 02/01/2029	0.38%
Core Scientific Finance I LLC 7.75% 05/15/2031	0.38%
Footnote	Description
Footnote*	Subject to change.

C000234988
Shareholder Report [Line Items]
Fund Name	BondBloxx B Rated USD High Yield Corporate Bond ETF
Trading Symbol	XB
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-b-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx B Rated USD High Yield Corporate Bond ETF	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[10]
AssetsNet	$ 34,382,546
Holdings Count | Holding	584
Advisory Fees Paid, Amount	$ 49,611
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$34,382,546
# of Portfolio Holdings	584
Total Advisory Fees Paid During Reporting Period	$49,611
Portfolio Turnover Rate	24%
Expense Ratio	0.30%Footnote Reference*
Shares Outstanding	875,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C804
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Consumer Cyclical	19.4%
Consumer Non-Cyclical	19.1%
Communications	13.8%
Financial	12.9%
Industrial	9.3%
Energy	8.9%
Technology	6.1%
Basic Materials	6.0%
Utilities	2.1%
Diversified	0.2%
Others	0.1%
Cash and Equivalents	2.1%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.1%
Defaulted	0.3%
10+ Years	0.3%
7-10 Years	9.3%
5-7 Years	26.5%
3-5 Years	40.3%
2-3 Years	16.2%
0-2 Years	5.0%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
JP Morgan Chase, New York 2.98% 05/01/2026	1.78%
1261229 BC Ltd. 10.00% 04/15/2032	1.35%
EchoStar Corp. 10.75% 11/30/2029	1.30%
Cloud Software Group, Inc. 9.00% 09/30/2029	0.83%
DISH Network Corp. 11.75% 11/15/2027	0.80%
HUB International Ltd. 7.25% 06/15/2030	0.72%
Asurion LLC/Asurion Co.-Issuer, Inc. 8.38% 02/01/2034	0.70%
Panther Escrow Issuer LLC 7.13% 06/01/2031	0.70%
Mauser Packaging Solutions Holding Co. 7.88% 04/15/2030	0.59%
CoreWeave, Inc. 9.75% 10/01/2031	0.59%
Footnote	Description
Footnote*	Subject to change.

C000234990
Shareholder Report [Line Items]
Fund Name	BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Trading Symbol	XCCC
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-ccc-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	$20	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[11]
AssetsNet	$ 302,985,666
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 559,916
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$302,985,666
# of Portfolio Holdings	189
Total Advisory Fees Paid During Reporting Period	$559,916
Portfolio Turnover Rate	33%
Expense Ratio	0.40%Footnote Reference*
Shares Outstanding	8,175,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C887
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Communications	22.2%
Financial	17.7%
Consumer Non-Cyclical	17.5%
Consumer Cyclical	14.1%
Industrial	9.5%
Basic Materials	6.4%
Technology	6.0%
Energy	3.8%
Transportation	0.5%
Cash and Equivalents	2.3%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.3%
10+ Years	0.5%
7-10 Years	4.6%
5-7 Years	15.9%
3-5 Years	46.2%
2-3 Years	20.7%
0-2 Years	9.8%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
AthenaHealth Group, Inc. 6.50% 02/15/2030	1.96%
Ardonagh Group Finance Ltd. 8.88% 02/15/2032	1.71%
McAfee Corp. 7.38% 02/15/2030	1.48%
JP Morgan Chase, New York 2.98% 05/01/2026	1.45%
Brand Industrial Services, Inc. 10.38% 08/01/2030	1.39%
Surgery Center Holdings, Inc. 7.25% 04/15/2032	1.29%
Mauser Packaging Solutions Holding Co. 9.25% 04/15/2030	1.27%
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 8.13% 02/15/2032	1.20%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75% 01/15/2030	1.17%
WR Grace Holdings LLC 5.63% 08/15/2029	1.16%
Footnote	Description
Footnote*	Subject to change.

C000243310
Shareholder Report [Line Items]
Fund Name	BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Trading Symbol	BBBS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-1-5-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	$9	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[12]
AssetsNet	$ 166,262,565
Holdings Count | Holding	1,339
Advisory Fees Paid, Amount	$ 155,709
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$166,262,565
# of Portfolio Holdings	1,339
Total Advisory Fees Paid During Reporting Period	$155,709
Portfolio Turnover Rate	21%
Expense Ratio	0.19%Footnote Reference*
Shares Outstanding	3,250,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C754
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financial	25.2%
Consumer Non-Cyclical	17.0%
Consumer Cyclical	10.2%
Utilities	9.6%
Technology	8.9%
Energy	8.6%
Communications	8.3%
Industrial	8.3%
Basic Materials	2.3%
Cash and Equivalents	1.6%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.6%
10+ Years	2.1%
7-10 Years	0.6%
5-7 Years	2.2%
3-5 Years	49.4%
2-3 Years	22.5%
0-2 Years	21.6%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
T-Mobile USA, Inc. 3.88% 04/15/2030	0.58%
Sumitomo, Tokyo 2.98% 05/01/2026	0.51%
CVS Health Corp. 4.30% 03/25/2028	0.42%
Boeing Co. 5.15% 05/01/2030	0.38%
Deutsche Telekom International Finance BV 8.75% 06/15/2030	0.34%
Amgen, Inc. 5.15% 03/02/2028	0.33%
Citigroup, Inc. 4.45% 09/29/2027	0.32%
Cigna Group 4.38% 10/15/2028	0.32%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.00% 10/29/2028	0.30%
Oracle Corp. 4.95% 02/04/2031	0.29%
Footnote	Description
Footnote*	Subject to change.

C000243312
Shareholder Report [Line Items]
Fund Name	BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Trading Symbol	BBBI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-5-10-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	$9	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[13]
AssetsNet	$ 162,269,889
Holdings Count | Holding	983
Advisory Fees Paid, Amount	$ 107,678
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$162,269,889
# of Portfolio Holdings	983
Total Advisory Fees Paid During Reporting Period	$107,678
Portfolio Turnover Rate	25%
Expense Ratio	0.19%Footnote Reference*
Shares Outstanding	3,150,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C747
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financial	25.0%
Consumer Non-Cyclical	15.3%
Energy	11.4%
Utilities	10.0%
Communications	9.8%
Technology	9.5%
Consumer Cyclical	7.7%
Industrial	7.4%
Basic Materials	2.2%
Cash and Equivalents	1.7%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.7%
10+ Years	7.2%
7-10 Years	56.8%
5-7 Years	34.2%
3-5 Years	0.1%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
Skandinaviska Enskilda Banken, Stockholm 2.98% 05/01/2026	0.95%
Oracle Corp. 5.70% 02/04/2036	0.53%
Amgen, Inc. 5.25% 03/02/2033	0.48%
Verizon Communications, Inc. 2.36% 03/15/2032	0.45%
Oracle Corp. 5.20% 09/26/2035	0.41%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30% 01/30/2032	0.41%
Citigroup, Inc. 6.17% 05/25/2034	0.37%
AT&T, Inc. 2.55% 12/01/2033	0.34%
Citigroup, Inc. 6.02% 01/24/2036	0.34%
Oracle Corp. 5.35% 05/04/2033	0.32%
Footnote	Description
Footnote*	Subject to change.

C000243311
Shareholder Report [Line Items]
Fund Name	BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Trading Symbol	BBBL
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-10-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	$9	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[14]
AssetsNet	$ 4,750,957
Holdings Count | Holding	789
Advisory Fees Paid, Amount	$ 4,569
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,750,957
# of Portfolio Holdings	789
Total Advisory Fees Paid During Reporting Period	$4,569
Portfolio Turnover Rate	13%
Expense Ratio	0.19%Footnote Reference*
Shares Outstanding	100,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C762
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Consumer Non-Cyclical	21.4%
Communications	18.7%
Energy	13.4%
Technology	9.9%
Industrial	9.1%
Financial	8.9%
Utilities	8.1%
Consumer Cyclical	4.5%
Basic Materials	4.2%
Cash and Equivalents	1.8%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.8%
10+ Years	98.2%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
CVS Health Corp. 5.05% 03/25/2048	0.73%
Goldman Sachs Group, Inc. 6.75% 10/01/2037	0.69%
Boeing Co. 5.81% 05/01/2050	0.62%
AT&T, Inc. 3.50% 09/15/2053	0.55%
AT&T, Inc. 3.55% 09/15/2055	0.54%
AT&T, Inc. 3.80% 12/01/2057	0.49%
CVS Health Corp. 4.78% 03/25/2038	0.49%
Oracle Corp. 6.70% 02/04/2056	0.49%
AT&T, Inc. 3.65% 09/15/2059	0.47%
JP Morgan Chase, New York 2.98% 05/01/2026	0.42%
Footnote	Description
Footnote*	Subject to change.

C000236606
Shareholder Report [Line Items]
Fund Name	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Trading Symbol	XEMD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-jp-morgan-usd-emerging-markets-1-10-year-bond-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	$15	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[15]
AssetsNet	$ 915,801,095
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 1,122,830
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$915,801,095
# of Portfolio Holdings	468
Total Advisory Fees Paid During Reporting Period	$1,122,830
Portfolio Turnover Rate	17%
Expense Ratio	0.29%Footnote Reference*
Shares Outstanding	20,450,000
Fund Launch Date	6/28/2022
Exchange	Cboe BZX Exchange, Inc.
CUSIP	09789C879
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Top 10 CountriesFootnote Reference* (% of Net Assets)

Table Summary
Saudi Arabia	6.9%
Turkey	5.5%
Argentina	4.6%
Mexico	3.8%
Poland	3.8%
Hungary	3.6%
Bahrain	3.4%
Indonesia	3.4%
Brazil	3.3%
Romania	3.2%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.8%
Defaulted	1.9%
10+ Years	2.7%
7-10 Years	32.7%
5-7 Years	15.0%
3-5 Years	23.9%
2-3 Years	8.9%
0-2 Years	13.1%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
Argentine Republic Government International Bond 4.13% 07/09/2035	1.64%
Ecuador Government International Bond 6.90% 07/31/2035	1.26%
Argentine Republic Government International Bond 0.75% 07/09/2030	1.06%
Argentine Republic Government International Bond 5.00% 01/09/2038	0.93%
Ghana Government International Bond 5.00% 07/03/2035	0.87%
Argentine Republic Government International Bond 3.50% 07/09/2041	0.78%
Eagle Funding Luxco Sarl 5.50% 08/17/2030	0.68%
Ukraine Government International Bond 4.00% 02/01/2032	0.63%
Ghana Government International Bond 5.00% 07/03/2029	0.57%
Oman Government International Bond 5.63% 01/17/2028	0.55%
Footnote	Description
Footnote*	Subject to change.

C000237706
Shareholder Report [Line Items]
Fund Name	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Trading Symbol	XHLF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-six-month-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[16]
AssetsNet	$ 1,880,301,757
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 280,882
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,880,301,757
# of Portfolio Holdings	26
Total Advisory Fees Paid During Reporting Period	$280,882
Portfolio Turnover Rate	-%
Expense Ratio	0.03%Footnote Reference*
Shares Outstanding	37,360,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C788
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	0.5%
0-2 Years	99.5%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
U.S. Treasury Bill ZCP 03/18/2027	8.98%
U.S. Treasury Bill ZCP 12/24/2026	8.72%
U.S. Treasury Bill ZCP 01/21/2027	8.66%
U.S. Treasury Bill ZCP 06/11/2026	8.03%
U.S. Treasury Bill ZCP 02/18/2027	8.00%
U.S. Treasury Bill ZCP 11/27/2026	7.46%
U.S. Treasury Bill ZCP 04/15/2027	7.19%
U.S. Treasury Bill ZCP 07/09/2026	5.94%
U.S. Treasury Bill ZCP 09/03/2026	5.44%
U.S. Treasury Bill ZCP 08/06/2026	5.44%
Footnote	Description
Footnote*	Subject to change.

C000237704
Shareholder Report [Line Items]
Fund Name	BondBloxx Bloomberg One Year Target Duration US Treasury ETF
Trading Symbol	XONE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-one-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[17]
AssetsNet	$ 726,169,871
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 105,165
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$726,169,871
# of Portfolio Holdings	55
Total Advisory Fees Paid During Reporting Period	$105,165
Portfolio Turnover Rate	43%
Expense Ratio	0.03%Footnote Reference*
Shares Outstanding	14,670,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C861
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.1%
0-2 Years	98.9%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
U.S. Treasury Note 1.50% 01/31/2027	3.02%
U.S. Treasury Note 3.88% 03/31/2027	2.85%
U.S. Treasury Note 4.13% 02/28/2027	2.73%
U.S. Treasury Note 4.25% 12/31/2026	2.71%
U.S. Treasury Note 4.13% 01/31/2027	2.67%
U.S. Treasury Note 3.50% 09/30/2027	2.58%
U.S. Treasury Note 4.25% 11/30/2026	2.57%
U.S. Treasury Note 1.25% 11/30/2026	2.47%
U.S. Treasury Note 3.88% 05/31/2027	2.38%
U.S. Treasury Note 4.50% 04/15/2027	2.34%
Footnote	Description
Footnote*	Subject to change.

C000237710
Shareholder Report [Line Items]
Fund Name	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
Trading Symbol	XTWO
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-two-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[18]
AssetsNet	$ 174,634,365
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 42,599
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$174,634,365
# of Portfolio Holdings	94
Total Advisory Fees Paid During Reporting Period	$42,599
Portfolio Turnover Rate	27%
Expense Ratio	0.05%Footnote Reference*
Shares Outstanding	3,550,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C853
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.1%
3-5 Years	6.0%
2-3 Years	47.7%
0-2 Years	45.2%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
U.S. Treasury Note 4.25% 06/30/2029	1.55%
U.S. Treasury Note 4.63% 04/30/2029	1.55%
U.S. Treasury Note 3.88% 4/15/2029	1.43%
U.S. Treasury Note 4.25% 02/28/2029	1.41%
U.S. Treasury Note 4.13% 03/31/2029	1.39%
U.S. Treasury Note 2.75% 02/15/2028	1.36%
U.S. Treasury Note 4.50% 05/31/2029	1.35%
U.S. Treasury Note 0.75% 01/31/2028	1.35%
U.S. Treasury Note 3.13% 11/15/2028	1.35%
U.S. Treasury Note 2.63% 02/15/2029	1.33%
Footnote	Description
Footnote*	Subject to change.

C000237708
Shareholder Report [Line Items]
Fund Name	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
Trading Symbol	XTRE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-three-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[19]
AssetsNet	$ 231,084,125
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 54,382
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$231,084,125
# of Portfolio Holdings	75
Total Advisory Fees Paid During Reporting Period	$54,382
Portfolio Turnover Rate	29%
Expense Ratio	0.05%Footnote Reference*
Shares Outstanding	4,680,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C846
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.2%
3-5 Years	57.6%
2-3 Years	41.2%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
U.S. Treasury Note 4.00% 02/28/2030	3.25%
U.S. Treasury Note 4.00% 05/31/2030	2.31%
U.S. Treasury Note 4.25% 01/31/2030	2.15%
U.S. Treasury Note 3.88% 04/30/2030	2.14%
U.S. Treasury Note 3.88% 06/30/2030	2.12%
U.S. Treasury Note 4.00% 07/31/2029	2.12%
U.S. Treasury Note 4.38% 12/31/2029	2.10%
U.S. Treasury Note 4.00% 03/31/2030	2.10%
U.S. Treasury Note 3.50% 09/30/2029	2.08%
U.S. Treasury Note 0.63% 05/15/2030	2.06%
Footnote	Description
Footnote*	Subject to change.

C000237703
Shareholder Report [Line Items]
Fund Name	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Trading Symbol	XFIV
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-five-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[20]
AssetsNet	$ 437,351,981
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 101,896
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$437,351,981
# of Portfolio Holdings	49
Total Advisory Fees Paid During Reporting Period	$101,896
Portfolio Turnover Rate	39%
Expense Ratio	0.05%Footnote Reference*
Shares Outstanding	8,930,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C838
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.2%
5-7 Years	69.1%
3-5 Years	29.7%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
U.S. Treasury Note 4.13% 11/15/2032	4.51%
U.S. Treasury Note 2.75% 08/15/2032	4.18%
U.S. Treasury Note 2.88% 05/15/2032	3.99%
U.S. Treasury Note 1.25% 08/15/2031	3.91%
U.S. Treasury Note 1.88% 02/15/2032	3.83%
U.S. Treasury Note 1.38% 11/15/2031	3.71%
U.S. Treasury Note 0.63% 08/15/2030	3.38%
U.S. Treasury Note 0.88% 11/15/2030	3.09%
U.S. Treasury Note 3.50% 02/15/2033	3.07%
U.S. Treasury Note 1.13% 02/15/2031	2.96%
Footnote	Description
Footnote*	Subject to change.

C000237705
Shareholder Report [Line Items]
Fund Name	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
Trading Symbol	XSVN
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-seven-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	$2	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[21]
AssetsNet	$ 324,195,419
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 67,424
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$324,195,419
# of Portfolio Holdings	37
Total Advisory Fees Paid During Reporting Period	$67,424
Portfolio Turnover Rate	29%
Expense Ratio	0.05%Footnote Reference*
Shares Outstanding	6,830,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C820
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.6%
10+ Years	1.1%
7-10 Years	80.0%
5-7 Years	17.3%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
U.S. Treasury Note 4.63% 02/15/2035	10.57%
U.S. Treasury Note 4.25% 08/15/2035	10.55%
U.S. Treasury Note 4.25% 11/15/2034	10.15%
U.S. Treasury Note 4.25% 05/15/2035	10.03%
U.S. Treasury Note 4.00% 11/15/2035	10.00%
U.S. Treasury Note 4.13% 02/15/2036	9.93%
U.S. Treasury Note 3.88% 08/15/2034	9.93%
U.S. Treasury Note 4.50% 11/15/2033	1.80%
U.S. Treasury Note 4.38% 05/15/2034	1.67%
U.S. Treasury Note 3.38% 05/15/2033	1.59%
Footnote	Description
Footnote*	Subject to change.

C000237707
Shareholder Report [Line Items]
Fund Name	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
Trading Symbol	XTEN
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-ten-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	$4	0.075%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.075%	[22]
AssetsNet	$ 1,018,593,407
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 336,627
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,018,593,407
# of Portfolio Holdings	69
Total Advisory Fees Paid During Reporting Period	$336,627
Portfolio Turnover Rate	20%
Expense Ratio	0.075%Footnote Reference*
Shares Outstanding	22,370,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C812
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.7%
10+ Years	56.6%
7-10 Years	41.0%
5-7 Years	0.7%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
U.S. Treasury Note 4.25% 08/15/2035	3.80%
U.S. Treasury Note 4.50% 11/15/2033	3.70%
U.S. Treasury Note 4.25% 11/15/2034	3.54%
U.S. Treasury Note 4.63% 02/15/2035	3.51%
U.S. Treasury Note 4.38% 05/15/2034	3.44%
U.S. Treasury Note 3.88% 08/15/2034	3.42%
U.S. Treasury Note 4.00% 02/15/2034	3.35%
U.S. Treasury Note 4.25% 05/15/2035	3.33%
U.S. Treasury Note 4.00% 11/15/2035	3.27%
U.S. Treasury Note 4.13% 02/15/2036	3.23%
Footnote	Description
Footnote*	Subject to change.

C000237709
Shareholder Report [Line Items]
Fund Name	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
Trading Symbol	XTWY
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-twenty-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	$6	0.125%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.125%	[23]
AssetsNet	$ 196,162,499
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 108,725
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$196,162,499
# of Portfolio Holdings	55
Total Advisory Fees Paid During Reporting Period	$108,725
Portfolio Turnover Rate	145%
Expense Ratio	0.125%Footnote Reference*
Shares Outstanding	5,300,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C796
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.2%
10+ Years	98.8%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
U.S. Treasury Bond 2.38% 05/15/2051	6.76%
U.S. Treasury Bond 2.00% 08/15/2051	6.13%
U.S. Treasury Bond 2.88% 05/15/2052	6.00%
U.S. Treasury Bond 1.88% 02/15/2051	5.99%
U.S. Treasury Bond 3.00% 08/15/2052	5.88%
U.S. Treasury Bond 2.25% 02/15/2052	5.53%
U.S. Treasury Bond 1.88% 11/15/2051	5.53%
U.S. Treasury Bond 1.63% 11/15/2050	5.04%
U.S. Treasury Bond 1.38% 08/15/2050	4.81%
U.S. Treasury Bond 2.00% 02/15/2050	4.31%
Footnote	Description
Footnote*	Subject to change.

C000248003
Shareholder Report [Line Items]
Fund Name	BondBloxx IR+M Tax-Aware Short Duration ETF
Trading Symbol	TAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-irm-tax-aware-short-duration-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx IR+M Tax-Aware Short Duration ETF	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[24]
AssetsNet	$ 283,147,240
Holdings Count | Holding	322
Advisory Fees Paid, Amount	$ 441,139
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$283,147,240
# of Portfolio Holdings	322
Total Advisory Fees Paid During Reporting Period	$441,139
Portfolio Turnover Rate	19%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	5,590,000
Fund Launch Date	3/12/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C721
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.0%
Defaulted	1.6%
10+ Years	37.3%
7-10 Years	12.8%
5-7 Years	17.3%
3-5 Years	13.4%
2-3 Years	6.6%
0-2 Years	9.0%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Asset Breakdown (% of Net Assets)

Table Summary
Value	Value
Municipal Bonds	73.2%
Corporate Bonds	9.0%
Collateralized Mortgage Obligations	8.0%
Collateralized Loan Obligations	4.6%
Asset-Backed Securities	3.2%
Cash and Equivalents	2.0%

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
JP Morgan Chase, New York 2.98% 05/01/2026	2.01%
New York City Transitional Finance Authority Building Aid Revenue, Series S, Revenue Bonds 5.00% 07/15/2034	1.63%
Texas Municipal Gas Acquisition & Supply Corp. IV, Series A, Revenue Bonds 5.50% 01/01/2054	1.31%
Industrial Development Authority of the City of Phoenix Arizona, Revenue Bonds 3.10% 02/01/2059	1.27%
Atlanta Urban Residential Finance Authority, Revenue Bonds 3.15% 12/01/2029	1.20%
Rutherford County Health & Educational Facilities Board, Revenue Bonds 5.00% 11/15/2048	1.20%
Indiana Finance Authority, Revenue Bonds 5.00% 10/01/2064	1.12%
Harris County Municipal Utility District No. 165, General Obligation 4.00% 03/01/2032	1.07%
Rhode Island Commerce Corp., Series B, Revenue Bonds 5.00% 06/15/2031	1.07%
Dickson Health & Educational Facilities Board, Revenue Bonds 3.05% 04/01/2044	1.06%
Footnote	Description
Footnote*	Subject to change.

C000257785
Shareholder Report [Line Items]
Fund Name	BondBloxx IR+M Tax-Aware Intermediate Duration ETF
Trading Symbol	TXXI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-irm-tax-aware-intermediate-duration-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[25]
AssetsNet	$ 29,313,665
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 39,044
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$29,313,665
# of Portfolio Holdings	153
Total Advisory Fees Paid During Reporting Period	$39,044
Portfolio Turnover Rate	4%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	580,000
Fund Launch Date	3/11/2025
Exchange	NYSE Arca, Inc.
CUSIP	09789C663
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.1%
Defaulted	0.7%
10+ Years	71.6%
7-10 Years	14.3%
5-7 Years	6.0%
3-5 Years	2.8%
2-3 Years	1.2%
0-2 Years	1.3%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Asset Breakdown (% of Net Assets)

Table Summary
Value	Value
Municipal Bonds	91.8%
Corporate Bonds	3.2%
Collateralized Mortgage Obligations	1.6%
Short-Term Investments	0.3%
Asset-Backed Securities	1.0%
Cash and Equivalents	2.1%

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
Denton Independent School District, General Obligation 5.00% 08/15/2053	2.16%
Splendora Independent School District, General Obligation 5.00% 02/15/2054	2.00%
IPS Multi-School Building Corp., Revenue Bonds 5.00% 07/15/2040	1.79%
Chicago Transit Authority Sales Tax Receipts Fund, Series A, Revenue Bonds 5.00% 12/01/2045	1.61%
New York State Environmental Facilities Corp., Revenue Bonds 5.00% 09/15/2054	1.59%
Duval County Public Schools, Series A, Certificate Participation 5.00% 07/01/2034	1.50%
East Baton Rouge Sewerage Commission, Series A, Revenue Bonds 4.00% 02/01/2037	1.48%
New York State Dormitory Authority, Series A, Revenue Bonds 5.00% 03/15/2038	1.47%
Garland Independent School District, Series A, General Obligation 5.00% 02/15/2048	1.45%
Idaho Health Facilities Authority, Revenue Bonds 5.00% 03/01/2060	1.45%
Footnote	Description
Footnote*	Subject to change.

C000250808
Shareholder Report [Line Items]
Fund Name	BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents
Trading Symbol	TAXM
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-irm-tax-aware-etf-for-ma-residents/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[26]
AssetsNet	$ 35,606,974
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 38,384
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$35,606,974
# of Portfolio Holdings	156
Total Advisory Fees Paid During Reporting Period	$38,384
Portfolio Turnover Rate	10%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	710,000
Fund Launch Date	3/11/2025
Exchange	NYSE Arca, Inc.
CUSIP	09789C697
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	1.7%
Defaulted	0.8%
10+ Years	63.7%
7-10 Years	16.4%
5-7 Years	7.8%
3-5 Years	3.6%
2-3 Years	3.3%
0-2 Years	2.7%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Asset Breakdown (% of Net Assets)

Table Summary
Value	Value
Municipal Bonds	91.8%
Asset-Backed Securities	3.2%
Corporate Bonds	2.7%
Short-Term Investments	0.3%
Collateralized Mortgage Obligations	0.3%
Cash and Equivalents	1.7%

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
Town of North Attleborough, General Obligation 4.00% 03/15/2043	2.25%
Greater Fall River Vocational School District, General Obligation 5.00% 06/01/2055	2.22%
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Series A, Revenue Bonds 5.00% 1/1/2033	2.17%
Southeast Energy Authority A Cooperative District, Series F, Revenue Bonds 5.25% 11/1/2032	2.11%
City of New Bedford, General Obligation 4.00% 04/01/2042	1.98%
School District of Broward County, Series A, Certificate Participation 5.00% 07/01/2033	1.96%
Massachusetts Bay Transportation Authority Assessment Revenue, Series A, Revenue Bonds 5.00% 07/01/2052	1.81%
Massachusetts Development Finance Agency, Series B, Revenue Bonds 5.00% 02/15/2034	1.78%
Colorado Housing & Finance Authority, Revenue Bonds 3.00% 05/01/2048	1.63%
Central Texas Turnpike System, Series C, Revenue Bonds 5.00% 08/15/2040	1.61%
Footnote	Description
Footnote*	Subject to change.

C000255313
Shareholder Report [Line Items]
Fund Name	BondBloxx Private Credit CLO ETF
Trading Symbol	PCMM
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-private-credit-clo-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Private Credit CLO ETF	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[27]
AssetsNet	$ 202,833,456
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 648,798
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$202,833,456
# of Portfolio Holdings	80
Total Advisory Fees Paid During Reporting Period	$648,798
Portfolio Turnover Rate	15%
Expense Ratio	0.68%Footnote Reference*
Shares Outstanding	4,080,000
Fund Launch Date	12/2/2024
Exchange	NASDAQ Stock Market LLC
CUSIP	09789C671
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Table Summary
Value	Value
Cash and Equivalents	2.2%
10+ Years	81.5%
7-10 Years	15.9%
3-5 Years	0.4%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Table Summary
Antares CLO 2023-1 Ltd. 2023-1A Class BR (CME Term SOFR 3 Month + 1.85%) 5.52% 07/25/2037	4.91%
Golub Capital Partners CLO 45M Ltd. 2019-45A Class A1R (CME Term SOFR 3 Month + 1.62%) 5.30% 07/20/2037	4.56%
Woodmont 2022-9 Trust 2022-9A Class A1R (CME Term SOFR 3 Month + 1.70%) 5.37% 10/25/2036	4.24%
Blackrock MT Lassen CLO XV LLC 2025-1A Class A1 (CME Term SOFR 3 Month + 1.65%) 5.32% 07/15/2037	3.94%
MCF CLO V LLC 2017-1A Class CR2 (CME Term SOFR 3 Month + 2.55%) 6.23% 10/20/2037	2.96%
Monroe Capital MML CLO XIV LLC 2022-2A Class CR (CME Term SOFR 3 Month + 2.25%) 5.92% 10/24/2034	2.96%
JP Morgan Chase, New York 2.98% 05/01/2026	2.90%
Lake Shore MM CLO IV Ltd. 2021-1A Class AR (CME Term SOFR 3 Month + 1.70%) 5.37% 01/15/2037	2.52%
BCC Middle Market CLO 2023-2 LLC 2023-2A Class A1R (CME Term SOFR 3 Month + 1.35%) 5.02% 10/21/2035	2.46%
Cerberus Loan Funding 53 LLC 2025-4A Class A (CME Term SOFR 3 Month + 1.48%) 5.15% 01/15/2038	2.46%
Footnote	Description
Footnote*	Subject to change.

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